Notes Payable, Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Unamortized Share-based Compensation
Schedule of Notes Payable, Related Parties

Notes and loans payable, related parties consisted of the following:

	March 31, 2019	December 31, 2018

Note payable – debt restructure Marin	$1,060,000	$1,160,000
Note payable – debt restructure Thomet	675,000	712,500
Convertible note payable – shareholders	700,000	700,000
Note payable - Certus	986,449	1,059,473
Note payable – debt restructure Zicman	171,000	171,000
Total notes payable, related parties	3,592,449	3,802,973
Less current portion	2,072,449	1,891,000
Long-term portion	$1,520,000	$1,911,973

Notes payable, related parties consisted of the following as of December 31:

	2018	2017

Note payable – debt restructure Marin	$1,160,000	$1,200,000
Note payable – debt restructure Thomet	712,500	750,000
Quest Preferred Stock note payable	-	1,199,400
Convertible note payable – shareholders	700,000	-
Note payable - Certus	1,059,473	-
Note payable – debt restructure Zicman	171,000	180,000
Total notes payable	3,802,973	3,329,400
Less current portion	1,891,000	106,500
Long-term portion	$1,911,973	$3,222,900

Schedule of Future Maturities of Notes Payable, Related Parties	The repayment of the notes payable, related parties at March 31, 2019 is as follows:
2019	$1,674,400
2020	757,549
2021	426,000
2022	426,000
Thereafter	308,500
Total	$3,592,449

The repayment of the notes payable, related parties is contingent on the complete reimbursement of the Supplier Secured Promissory Note and other conditions and on these factors management has estimated that the future maturities of notes payable, related parties, as of December 31, 2018 is as follows for the years ending December 31,:

2019	1,891,000
2020	720,473
2021	426,000
2022	426,000
Thereafter	339,500
Total	$3,802,973